Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Cost
Total cost	$ 4,967,381	$ 5,207,518
Accumulated amortization	(1,867,115)	(1,873,663)
Impairment	0	(86,737)
Net book value	3,100,266	3,247,118
Customer relationships
Cost
Total cost	4,114,252	4,134,478
Order backlog
Cost
Total cost	544,514	546,054
Trade names & brands
Cost
Total cost	189,686	204,721
Patient database
Cost
Total cost	2,463	170,511
Technology assets
Cost
Total cost	$ 116,466	$ 151,754